Capital Stock - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	585,000,000.0	585,000,000.0
Preferred Stock, Shares Outstanding	0	0
Preferred stock, shares issued (in shares)	0	0
Conversion basis (in shares)	1
Minimum percentage of common stock	15.00%
Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	485,000,000	485,000,000
Common Stock, Shares, Outstanding	29,300,000	29,200,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Votes per share owned	one
Common Stock, Shares, Issued	29,300,000	29,200,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common Stock, Shares, Outstanding	4,600,000	4,600,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Votes per share owned	five
Maximum percentage of voting power	49.00%
Common Stock, Shares, Issued	4,600,000	4,600,000
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share-based Payment Arrangement, Expense	$ 38,200	$ 200,000	$ 300,000
Unrecognized compensation cost related to non-vested stock options granted	0	38,200	300,000
Intrinsic value of outstanding in-the-money stock options	8,000,000	900,000	900,000
Intrinsic value of exercisable stock options	$ 8,000,000	$ 600,000	$ 400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	4 years 10 months 24 days	5 years 10 months 24 days	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 10 months 24 days	5 years 9 months 18 days	6 years 6 months
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Restricted stock units vested (in shares)	83,100	56,000	78,300
Market value of restricted stock units	$ 1,500,000	$ 800,000	$ 1,300,000
Restricted Stock Units (RSUs) | Class A
Class of Stock [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)	48,500	35,700	44,800
2007 Long-Term Incentive Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Grants in period (shares)	0	0	0
General and Administrative Expense [Member] | Class A
Class of Stock [Line Items]
Share-based Payment Arrangement, Expense	$ 300,000	$ 300,000	$ 200,000
General and Administrative Expense [Member] | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Employee Benefits and Share-based Compensation	$ 2,300,000	$ 1,600,000	$ 1,400,000
Non Management Directors | 2007 Long-Term Incentive Plan | Class A
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	6,100	9,600	13,100
Grants in period (shares)	16,600	16,800	13,100
Officers and Employees | 2007 Long-Term Incentive Plan | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Vesting period (in years)	3 years
Restricted stock units aggregate value, granted (in shares)	$ 1,900,000	$ 1,700,000	$ 3,100,000
2007 Long-Term Incentive Plan | Class A
Class of Stock [Line Items]
Common stock, shares reserved for issuance upon awards to be granted (in shares)	1,250,000	1,250,000
2007 Long-Term Incentive Plan | Officers and Employees | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Common stock, granted (in shares)	100,000	100,000	200,000